Note 3 - Mergers and Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 3 – Acquisitions

Acquisition of Tiger

On May 30, 2014, the Company acquired all of the outstanding equity interests of Tiger for approximately $33.2 million, including working capital adjustments.

Tiger provides cased-hole wireline, logging, perforating, pipe recovery and tubing-conveyed perforating services. The acquisition of Tiger increased the Company’s existing wireline capabilities and provides a presence on the U.S. West Coast. The results of Tiger’s operations since the date of the acquisition have been included in the Company’s consolidated financial statements and are reflected in the Completion Services segment in “Note 11 – Segment Information”.

The purchase price was allocated to the net assets acquired based upon their estimated fair values, as follows (in thousands):

Current assets	$3,851
Property and equipment	8,176
Goodwill	14,671
Other intangible assets	17,340
Total assets acquired	$44,038
Current liabilities	$1,223
Deferred income taxes	8,556
Other liabilities	1,015
Total liabilites assumed	$10,794
Net assets acquired	$33,244

Acquisition of Casedhole Solutions

On June 7, 2012, the Company acquired all of the outstanding equity interests of Casedhole Holdings, Inc. and its operating subsidiary, Casedhole Solutions, Inc. (collectively, “Casedhole Solutions”), which was accounted for using the purchase method of accounting. The results of Casedhole Solutions’ operations since the date of the acquisition have been included in the Company’s consolidated financial statements and are presented in Note 11 – Segment Information. The acquisition of Casedhole Solutions added cased-hole wireline and other complementary services to the Company’s existing service lines and expanded its geographic presence and customer base. Total consideration paid by the Company consisted of approximately $273.4 million in cash, net of cash acquired of approximately $7.4 million. This included a final working capital adjustment of $1.5 million that was paid in September 2012. The Company funded the acquisition through $220.0 million drawn from the Credit Facility, with the remainder paid from cash on hand.

The purchase price was allocated to the net assets acquired based upon their estimated fair values, as follows (in thousands):

Current assets	$49,619
Property and equipment	73,204
Goodwill	131,455
Other intangible assets	105,600
Other assets	1,459
Total assets acquired	$361,337
Current liabilities	$23,081
Capital lease obligations	4,895
Deferred income taxes	52,602
Total liabilites assumed	$80,578
Net assets acquired	$280,759

Other intangible assets consist of customer relationships of $80.4 million, amortizable over 15 years, trade name of $23.6 million, amortizable over 10 years, and non-compete agreements of $1.6 million, amortizable over four years. The amount allocated to goodwill represents the excess of the purchase price over the fair value of the net assets acquired. The goodwill and other intangible assets are not tax deductible.

The following unaudited pro forma results of operations have been prepared as though the Casedhole Solutions acquisition was completed on January 1, 2011. Pro forma amounts are based on the purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future or of results that might have been achieved had the acquisition been completed on January 1, 2011 (in thousands, except per share data):

	Years Ended December 31,
	2012	2011
Revenues	$1,205,864	$886,721
Net income	194,716	167,842
Net income per common share:
Basic	$3.74	$3.40
Diluted	3.60	3.31

In preparing the pro forma financial information, the Company added $0.3 million and $0.6 million of depreciation expense for the years ended December 31, 2012 and 2011, respectively. Amortization expense for the amortization of intangible assets of $3.5 million and $8.1 million was added for the years ended December 31, 2012 and 2011, respectively. Selling, general and administrative expenses were reduced by $3.3 million related to costs incurred in connection with the acquisition for the year ended December 31, 2012. Interest expense was increased by $1.5 million and $1.9 million for the years ended December 31, 2012 and 2011, respectively. Income tax expense was reduced by $2.5 million and $3.5 million for the years ended December 31, 2012 and 2011, respectively. The amount of revenue and earnings of Casedhole Solutions since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2012 are presented in “Note 11 – Segment Information.”

Other Acquisitions

In April 2013, the Company acquired all of the outstanding common stock of a provider of directional drilling technology and related downhole tools. The aggregate purchase price of the acquisition was approximately $9.0 million.

In December 2013, the Company acquired all of the outstanding stock of a manufacturer of data control instruments. The aggregate purchase price of the acquisition was approximately $6.7 million.